SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Salaries, wages, bonuses, and other benefits	$ 8,909,585	$ 4,197,397
Professional and consulting fees	2,284,436	660,117
Marketing	1,917,377	73,277
Other	1,559,593	1,151,991
Provision for doubtful debts	1,509,484	(39,108)
Stock-based compensation	1,308,784	293,837
Utilities	952,056	142,019
Travel	851,139	13,356
Development charges	847,068	456,180
Rent expense	351,730	250,994
Repairs and maintenance	304,938	11,144
Athletic program expenses	277,604
Total general and administrative expenses	$ 21,073,794	$ 7,211,204	[1]

[1]	Restatement details in Note 2